Details of Pre-Exiting Relationship Between HDFC Bank Group ("the Bank and its Subsidiaries") and eHDFC Group (Detail) - Jul. 01, 2023 - eHDFC [Member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure In Tabular Form Of Prexisting Relationship With Acquiree And Its Subsidiaries [Line Items]
Cash and due from Banks	₨ 52,875.3	$ 634.4
Investments, available for sale, at market	18,407.5	220.9
Accrued expenses and other liabilities	(5,777.5)	(69.3)
Other assets	3,807.3	45.7
Net Assets	₨ 69,312.6	$ 831.7